Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

www.drinkerbiddle.com

July 3, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Destra International & Event-Driven Credit Fund (Registration Nos. 811-23309, 333-221584); (the “Fund”)

Ladies and Gentlemen:

On behalf of Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Fund’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-2 under the 1933 Act and Post-Effective Amendment No. 7 to its Registration Statement under the Investment Company Act of 1940, as amended, which was filed on July 1, 2019 (SEC Accession No. 0001615774-19-009905).

Questions and comments may be directed to the undersigned at (312) 569-1109 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours, /s/ Benjamin D. McCulloch Benjamin D. McCulloch